Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) $ in Millions	Dec. 31, 2022 USD ($) security Security	Dec. 31, 2021 USD ($) security Security
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	$ 3,788.6	$ 4,881.6
Gross unrealized gains	3.6	95.3
Gross unrealized losses	(338.6)	(34.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(7.7)	(2.7)
Fixed income securities, available for sale amortized cost	4,131.3	4,823.5
0-12 months, Fair Market Value	2,321.4	2,014.6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	145.4	30.9
Over 12 months, Fair Market Value	1,323.7	72.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	3,645.1	2,086.6
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 339.0	$ 34.5
Number of Securities | security	1,166	644
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 193.6	$ 3.6
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.0	0.0
Gross unrealized losses	(0.4)	0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Total fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	3,840.6	4,891.7
Gross unrealized gains	3.6	95.3
Gross unrealized losses	(339.0)	(34.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(7.7)	(2.7)
Fixed income securities, available for sale amortized cost	4,183.7	4,833.6
Fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
0-12 months, Fair Market Value	2,269.5	2,010.2
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	145.0	30.9
Over 12 months, Fair Market Value	1,323.7	72.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	3,593.2	2,082.2
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 338.6	$ 34.5
Number of Securities | Security	1,165	637
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 193.6	$ 3.6
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
0-12 months, Fair Market Value	51.9	4.4
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.4	0.0
Over 12 months, Fair Market Value	0.0	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	51.9	4.4
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 0.4	$ 0.0
Number of Securities	1	7
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 0.0	$ 0.0
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	953.0	1,084.3
Gross unrealized gains	0.0	24.0
Gross unrealized losses	(50.7)	(5.9)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fixed income securities, available for sale amortized cost	1,003.7	1,066.2
0-12 months, Fair Market Value	741.1	309.1
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	30.6	4.0
Over 12 months, Fair Market Value	203.4	29.3
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	944.5	338.4
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 50.7	$ 5.9
Number of Securities | security	118	51
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 20.1	$ 1.9
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	8.8	21.5
Gross unrealized gains	0.0	0.8
Gross unrealized losses	(0.4)	0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fixed income securities, available for sale amortized cost	9.2	20.7
0-12 months, Fair Market Value	7.1	6.1
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.4	0.0
Over 12 months, Fair Market Value	1.7	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	8.8	6.1
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 0.4	$ 0.0
Number of Securities | security	5	5
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 0.0	$ 0.0
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	149.5	82.6
Gross unrealized gains	0.0	2.0
Gross unrealized losses	(9.4)	(0.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(1.0)	(0.1)
Fixed income securities, available for sale amortized cost	159.9	81.2
0-12 months, Fair Market Value	133.1	29.7
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	7.1	0.5
Over 12 months, Fair Market Value	16.4	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	149.5	29.7
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 9.4	$ 0.5
Number of Securities | security	59	20
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 2.3	$ 0.0
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	1,845.0	2,208.3
Gross unrealized gains	3.5	47.5
Gross unrealized losses	(169.1)	(13.0)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(6.3)	(2.3)
Fixed income securities, available for sale amortized cost	2,016.9	2,176.1
0-12 months, Fair Market Value	1,104.7	804.6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	77.6	11.7
Over 12 months, Fair Market Value	568.2	23.6
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	1,672.9	828.2
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 169.1	$ 13.0
Number of Securities | security	701	400
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 91.5	$ 1.3
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	110.4	136.8
Gross unrealized gains	0.0	0.2
Gross unrealized losses	(8.8)	(1.9)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(0.2)	0.0
Fixed income securities, available for sale amortized cost	119.4	138.5
0-12 months, Fair Market Value	11.3	114.4
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.5	1.9
Over 12 months, Fair Market Value	99.0	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	110.3	114.4
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 8.8	$ 1.9
Number of Securities | security	16	10
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 8.3	$ 0.0
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	213.6	250.7
Gross unrealized gains	0.1	1.4
Gross unrealized losses	(11.5)	(1.2)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(0.2)	(0.3)
Fixed income securities, available for sale amortized cost	225.2	250.8
0-12 months, Fair Market Value	63.8	181.8
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	2.9	1.2
Over 12 months, Fair Market Value	135.9	3.1
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	199.7	184.9
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 11.5	$ 1.2
Number of Securities | security	45	35
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 8.6	$ 0.0
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value		0.5
Gross unrealized gains		0.0
Gross unrealized losses		0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss		0.0
Fixed income securities, available for sale amortized cost		0.5
Non-agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	5.6	6.9
Gross unrealized gains	0.0	0.3
Gross unrealized losses	(1.0)	0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fixed income securities, available for sale amortized cost	6.6	6.6
0-12 months, Fair Market Value	5.6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1.0
Over 12 months, Fair Market Value	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	5.6
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 1.0
Number of Securities | security	1
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 0.0
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	502.7	1,090.0
Gross unrealized gains	0.0	19.1
Gross unrealized losses	(87.7)	(12.0)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fixed income securities, available for sale amortized cost	590.4	1,082.9
0-12 months, Fair Market Value	202.8	564.5
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	24.9	11.6
Over 12 months, Fair Market Value	299.1	16.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	501.9	580.5
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 87.7	$ 12.0
Number of Securities | security	220	116
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 62.8	$ 0.4
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	52.0	10.1
Fixed income securities, available for sale amortized cost	$ 52.4	$ 10.1